Concentration Risk	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Concentration Risk
NOTE 8:-	Concentration risk
During the six months ended June 30, 2019 and 2018, revenues from one major customer reflected 44% and 24% of the total condensed consolidated revenues, respectively.